THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
July 31, 2020 (Unaudited)

Schedule of Investments

Common Stock — 96.5%

	SHARES	VALUE

Australia — 2.5%
Atlassian, Cl A *	264,631	$46,747,066

Belgium — 2.0%
Galapagos ADR *	202,750	37,334,385

Canada — 3.9%
Shopify, Cl A,*	73,250	75,008,000

China — 8.4%
Alibaba Group Holding ADR *	369,467	92,743,606
Tencent Holdings	974,500	67,143,595

		159,887,201

Germany — 3.4%
Zalando*	911,342	65,742,269

India — 4.4%
Asian Paints	957,716	21,961,060
Housing Development Finance	1,431,066	34,086,390
Titan	1,993,060	27,792,947

		83,840,397

Japan — 5.9%
Keyence	130,200	54,389,911
Nihon M&A Center	854,900	41,349,846
PeptiDream*	421,200	16,890,974

		112,630,731

Netherlands — 8.0%
Adyen*	44,070	73,559,881
ASML Holding ADR, Cl G	221,060	78,193,343

		151,753,224

Singapore — 4.6%
Sea ADR *	715,667	87,454,507

Thailand — 2.6%
Airports of Thailand	10,092,000	16,667,618
CP ALL	15,246,900	33,371,312

		50,038,930

United Kingdom — 1.3%
GVC Holdings	2,818,438	24,519,385

United States — 49.5%
Communication Services— 8.3%

Alphabet, Cl A *	22,810	33,940,139
Alphabet, Cl C *	15,851	23,506,399
Facebook, Cl A, *	152,485	38,680,870
Netflix*	125,979	61,588,614

		157,716,022

Consumer Discretionary— 10.2%

Amazon.com*	33,028	104,523,051
Aptiv	401,101	31,185,603
NIKE, Cl B	610,909	59,630,827

		195,339,481

Financials— 1.0%

Charles Schwab	581,716	19,283,885

Health Care— 17.3%

ABIOMED*	132,958	39,879,422
Align Technology *	126,880	37,279,882
Bluebird Bio *	284,278	17,255,675

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
July 31, 2020 (Unaudited)

Common Stock — continued

	SHARES	VALUE

Health Care — (continued)

DexCom*	134,188	$58,444,241
Edwards Lifesciences *	601,331	47,150,364
Illumina*	131,940	50,422,190
Regeneron Pharmaceuticals *	76,168	48,143,508
Sarepta Therapeutics *	209,764	32,202,969

		330,778,251

Industrials— 1.6%

Uber Technologies, *	1,015,808	30,738,350

Information Technology— 11.1%

Okta, Cl A *	162,978	36,014,878
Visa, Cl A	461,679	87,903,682
Workday, Cl A *	324,028	58,623,146
Zoom Video Communications, Cl A *	119,060	30,230,525

		212,772,231

		946,628,220

Total Common Stock
(Cost $1,024,882,320)		1,841,584,315

Total Investments— 96.5%
(Cost $1,024,882,320)		$1,841,584,315

Percentages are based on Net Assets of $1,908,886,458.
*	Non-income producing security.

ADR	American Depositary Receipt
Cl	Class

As of July 31, 2020 all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S Generally Accepted Accounting Principles.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

SAN-QH-001-2100